Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2023-12-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Dec. 31, 2023
Erroneous Compensation Analysis	We have adopted a Clawback Policy, which provides for the recoupment of certain incentive compensation and is administered by the Compensation Committee. Under this policy, if we are required to restate our financial statements, we are generally required to recover reasonably promptly from any current or former executive officer any incentive-based compensation that would not have been paid but for the incorrect financial statements. The recovery requirement applies to incentive-based compensation received during the three fiscal years preceding the restatement. Incentive-based compensation is any compensation that is granted, earned or vested, based on the achievement of a financial reporting measure. We filed our Clawback Policy as an exhibit to our Annual Report on Form 10-K for the fiscal year ended December 31, 2023.